Deferred tax	12 Months Ended
Dec. 31, 2023
Disclosure of Deferred Tax [Abstract]
Deferred tax
Note 22. Deferred tax
The deferred tax assets and liabilities by type of temporary difference are as follows:

	As of December 31
	2023	2022
Net deferred tax asset (liability)
Trade and other receivables	$13,362	$2,035
Inventories	3,199	3,930
Property, plant and equipment	(4,251)	(4,019)
Intangibles	(6,540)	(5,112)
Borrowings and Trade and other payables	224	2,648
Provisions and Other liabilities	1,014	1,780
Others [1]	982	(524)
Total net deferred tax asset (liability)	$7,990	$738

1As of December 31, 2022, includes a deferred tax asset of $381 related to Procaps S.A. tax losses of $1,088 generated during the year. The NOLs ($1,088) where completely offset in 2023 with taxable income of Procaps S.A. for which as of December 31, 2023 this Company has no pending NOLs

	As of December 31
	2023	2022
Deferred tax asset	$10,475	$7,485
Deferred tax liability	(2,485)	(6,747)
Net deferred tax asset (liability)	$7,990	$738

	2023	2022
Balance as of January 1	$738	$3,524
Recognized in Profit or Loss	7,275	(2,739)
Recognized in Other Comprehensive Income [1]	85	107
Others [2]	(108)	(154)
Balance as of December 31	$7,990	$738
[1]Deferred tax related to employee defined benefit plans.
[2]Deferred tax related to the purchase price acquisition of intangible assets in Procaps S.A. de C.V.
The deferred tax assets are ordinary in character and comprised of temporary differences primarily related to the impairment of trade receivable for financial reporting purposes, differences in the financial statement carrying amount and tax basis of inventories, property, plant and equipment, intangibles, borrowings, provisions, and others. Given the expected near-term reversal of the deductible temporary differences giving rise to deferred tax assets, it is probable that future taxable profit will be available as a result of reversing taxable temporary differences to realize the tax benefit of the deferred tax assets either in the year of reversal or within the twelve-year carryforward period permitted by Colombian income tax law.
There was a deferred tax asset that would have been recognized for $1,929 as of December 31, 2023 (2022: $1,663) for temporary differences of $5,513 (2022: $4,752) related to subsidiary Rymco Medical’s fiscal losses. However, this asset was not recognized because the Group’s management considers that there is no certainty of future taxable income available for compensation. Likewise, no deferred tax liabilities have been recognized from those entities in which the Group has control and in the foreseeable future it is not expected that the same will be carried out.